Financial Instruments (Predecessor)	9 Months Ended	4 Months Ended
	Mar. 31, 2014	Jul. 28, 2013 Predecessor
Financial instruments
Financial Instruments

20. Financial Instruments

The principal financial assets of the Company consist of cash and cash equivalents, amounts due from related parties and trade accounts receivable. The principal financial liabilities of the Company consist of long-term bank loan, interest rate swaps, accounts payable, amounts due to related parties and accrued liabilities.

(a)           Interest rate risk:  The Company’s long-term bank loan is based on LIBOR and hence the Company is exposed to movements in LIBOR. The Company entered into interest rate swap agreements, discussed in Note 19, in order to hedge its variable interest rate exposure.

(b)           Fair value:  The carrying values of trade accounts receivable, amounts due from related parties, cash and cash equivalents, accounts payable, amounts due to related parties and accrued liabilities are reasonable estimates of their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loan approximates the recorded value, due to its variable interest rate, being the LIBOR. LIBOR rates are observable at commonly quoted intervals for the full terms of the loan and hence long-term bank loan is considered Level 2 item in accordance with the fair value hierarchy.

The interest rate swaps, discussed in Note 19, are stated at fair value. The fair value of the interest rate swaps is determined using a discounted cash flow approach based on market-based LIBOR swap yield rates. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy. The fair value of the interest rate swap agreements approximates the amount that the Company would have to pay for the early termination of the agreements.

As of March 31, 2014, no fair value measurements for assets or liabilities under Level 1 or Level 3 were recognized in the Company’s consolidated balance sheets. The Company did not have any other assets or liabilities measured at fair value on a nonrecurring basis during the period July 1, 2013 to March 31, 2014.

17. Financial Instruments

The principal financial assets of the Company consist of cash and cash equivalents, amounts due from related parties and trade accounts receivable. The principal financial liabilities of the Company consist of long-term bank loans, interest rate swaps, accounts payable, amounts due to related parties and accrued liabilities.

(a)     Interest rate risk: The Company’s long-term bank loans are based on LIBOR and hence the Company is exposed to movements in LIBOR. The Company entered into interest rate swap agreements, discussed in Note 16, in order to hedge its variable interest rate exposure.

(b)     Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of trade accounts receivable, amounts due from related parties, cash and cash equivalents. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade accounts receivable. The Company places its cash and cash equivalents, with high credit quality financial institutions.

(c)     Fair value: The carrying values of trade accounts receivable, amounts due from related parties, cash and cash equivalents, accounts payable, amounts due to related parties and accrued liabilities are reasonable estimates of their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loans approximate the recorded value, due to their variable interest rate, being the LIBOR. LIBOR rates are observable at commonly quoted intervals for the full terms of the loans and hence long-term bank loans are considered Level 2 items in accordance with the fair value hierarchy.

The interest rate swaps, discussed in Note 16, are stated at fair value. The fair value of the interest rate swaps is determined using a discounted cash flow approach based on market-based LIBOR swap yield rates. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy. The fair value of the interest rate swap agreements approximates the amount that the Company would have to pay for the early termination of the agreements.

As of March 31, 2013, no fair value measurements for assets or liabilities under Level 1 or Level 3 were recognized in the Company’s combined balance sheet. The Company did not have any other assets or liabilities measured at fair value on a nonrecurring basis during the year ended March 31, 2013.